Cash and cash equivalents - Changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Decrease (increase) in assets
Trade accounts receivables	$ (68,986)	$ (8,634)	$ 8,537
Inventory	8,883	(35,425)	52,472
Other assets	30,538	(45,891)	(133,716)
Increase (decrease) in liabilities
Trade payables	21,589	18,823	57,411
Confirming payables	62,525	12,278	(40,613)
Contractual liabilities	(20,683)	(25,641)	(29,543)
Other liabilities	58,594	12,856	32,412
Changes in operating assets and liabilities	$ 92,460	$ (71,634)	$ (53,040)